Financial Instruments - Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	$ 226,709	$ 201,517	$ 157,620
Income (loss) from operation	10,103	(14,602)	(49,919)
Total shareholders' equity	255,801	$ 240,332	$ 274,677	$ 327,189
-10% [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	205,596
Cost and operating expenses	(197,328)
Income (loss) from operation	8,268
Total shareholders' equity	253,966
Actual [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	226,709
Cost and operating expenses	(216,606)
Income (loss) from operation	10,103
Total shareholders' equity	255,801
+10% [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	247,822
Cost and operating expenses	(235,884)
Income (loss) from operation	11,938
Total shareholders' equity	$ 257,636